Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Additional paid in capital	Treasury stock	Retained earnings	Accumulated other comprehensive income (loss)	Class A common stock	Class B common stock
Beginning balance, shares (in shares) at Dec. 31, 2021						30,995,120	10,938,125
Beginning balance at Dec. 31, 2021	$ 1,299,397	$ 98,348	$ (176,902)	$ 1,367,866	$ (18,670)	$ 21,289	$ 7,466
Net profit	348,054			348,054
Other comprehensive income	7,225				7,225
Issuance of stock for employee awards (in shares)						54,501
Issuance of stock for employee awards		(38)				$ 38
Share-based compensation expense	5,155	5,155
Acquisition of treasury shares (in shares)						(2,571,917)
Acquisition of treasury shares	(167,639)		$ (167,639)
Other	(82)			(82)
Ending balance, shares (in shares) at Dec. 31, 2022			5,441,434			28,477,704	10,938,125
Ending balance at Dec. 31, 2022	1,492,110	103,465	$ (344,541)	1,715,838	(11,445)	$ 21,327	$ 7,466
Net profit	514,097			514,097
Other comprehensive income	2,119				2,119
Issuance of stock for employee awards (in shares)						59,066
Issuance of stock for employee awards		(40)				$ 40
Share-based compensation expense	4,359	4,359
Acquisition of treasury shares (in shares)			(1,141,316)			(1,141,316)
Acquisition of treasury shares	(105,932)		$ (105,932)
Dividends	(134,085)			(134,085)
Share settlement convertible notes (in shares)			3,694,845			3,694,845
Share settlement convertible notes	349,495	103,152	$ 246,343
Other (in shares)						11,390
Other	(15)	(1,834)		(15)		$ 1,834
Ending balance, shares (in shares) at Dec. 31, 2023			2,887,905			31,101,689	10,938,125
Ending balance at Dec. 31, 2023	2,122,148	209,102	$ (204,130)	2,095,835	(9,326)	$ 23,201	$ 7,466
Net profit	608,114			608,114
Other comprehensive income	(6,422)				(6,422)
Issuance of stock for employee awards (in shares)						63,083
Issuance of stock for employee awards		(43)				$ 43
Share-based compensation expense	5,483	5,483
Acquisition of treasury shares (in shares)			(929,941)			(929,941)
Acquisition of treasury shares	(87,308)		$ (87,308)
Dividends	(269,272)			(269,272)
Ending balance, shares (in shares) at Dec. 31, 2024			3,817,846			30,234,831	10,938,125
Ending balance at Dec. 31, 2024	$ 2,372,743	$ 214,542	$ (291,438)	$ 2,434,677	$ (15,748)	$ 23,244	$ 7,466